Pay vs Performance Disclosure	12 Months Ended
	Jun. 30, 2024 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 HKD ($)	Jun. 30, 2022 HKD ($)
Pay vs Performance Disclosure
Net Income (Loss)	$ 2,595,504	$ 332,403	$ 2,665,090	$ 8,161,414